PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2021	2022
Cost
Buildings and plant	$468,309	$555,712
Machinery and equipment	910,070	1,094,834
Furniture, fixtures and equipment	59,549	79,593
Motor vehicles	1,176	2,140
Less: Accumulated depreciation	466,549	405,412
Property, plant and equipment, net	$972,555	$1,326,867
Construction in process	586,555	1,278,328
Total	$1,559,110	$2,605,195

Depreciation expense was $68.7 million, $77.4 million and $107.1 million for the years ended December 31, 2020, 2021 and 2022, respectively.